Property, Plant and Equipment - Net - Schedule of Property, Plant, Equipment and Depreciation Expense on Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 696,738	$ 683,556	$ 654,827
Less accumulated depreciation	(408,568)	(391,474)	(359,926)
Property, plant and equipment - net	288,170	292,082	294,901
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	154,709	151,088	149,974
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 542,029	$ 532,468	$ 504,853